Accounts Receivable - Additional Information (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Receivables [Abstract]
Accounts receivable used to secure bank borrowings	$ 12,303	76,333	49,481
Secured debt	$ 22,232	137,942	136,626